UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2018 – 06/30/2019

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21566
Reporting Period: 07/01/2018 - 06/30/2019
BlackRock Floating Rate Income Trust

===================== BlackRock Floating Rate Income Trust =====================

AVAYA HOLDINGS CORP.

Ticker:       AVYA           Security ID:  05351X101
Meeting Date: MAY 15, 2019   Meeting Type: Annual
Record Date:  MAR 20, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William D. Watkins       For       For          Management
1.2   Elect Director James M. Chirico, Jr.    For       For          Management
1.3   Elect Director Stephan Scholl           For       For          Management
1.4   Elect Director Susan L. Spradley        For       For          Management
1.5   Elect Director Stanley J. Sutula, III   For       For          Management
1.6   Elect Director Scott D. Vogel           For       For          Management
1.7   Elect Director Jacqueline E. Yeaney     For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

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LEAR CORPORATION

Ticker:       LEA            Security ID:  521865204
Meeting Date: MAY 16, 2019   Meeting Type: Annual
Record Date:  MAR 21, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Thomas P. Capo           For       For          Management
1b    Elect Director Mei-Wei Cheng            For       For          Management
1c    Elect Director Jonathan F. Foster       For       For          Management
1d    Elect Director Mary Lou Jepsen          For       For          Management
1e    Elect Director Kathleen A. Ligocki      For       For          Management
1f    Elect Director Conrad L. Mallett, Jr.   For       For          Management
1g    Elect Director Raymond E. Scott         For       For          Management
1h    Elect Director Gregory C. Smith         For       For          Management
1i    Elect Director Henry D.G. Wallace       For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Approve Omnibus Stock Plan              For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Floating Rate Income Trust

Date:	August 29, 2019